PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Retirement
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.9%
93,435  Schwab U.S. TIPS
ETF
$ 2,518,074
2.9
30,079  Vanguard Long-Term
Treasury ETF
1,710,292
2.0
53,631  Vanguard Short-Term
Bond ETF
4,232,022
5.0
Total Exchange-Traded
Funds
(Cost $8,321,198)
8,460,388
9.9
MUTUAL FUNDS : 90.2%
Affiliated Investment Companies : 90.2%
481,847  Voya High Yield Bond
Fund - Class R6
3,392,201
4.0
189,170  Voya International
Index Portfolio - Class I
2,568,930
3.0
138,227  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,700,194
2.0
153,954  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
1,695,032
2.0
1,263,818  Voya Short Duration
Bond Fund - Class R6
11,867,246
13.9
4,357,042  Voya U.S. Bond Index
Portfolio - Class I
39,997,643
46.9
753,813  Voya U.S. Stock Index
Portfolio - Class I
15,694,384
18.4
Total Mutual Funds
(Cost $65,001,169)
76,915,630
90.2
Total Long-Term
Investments
(Cost $73,322,367)
85,376,018
100.1
Total Investments in
Securities
(Cost $73,322,367) $ 85,376,018 100.1
Liabilities in Excess
of Other Assets (47,807) (0.1)
Net Assets $ 85,328,211 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Retirement
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,460,388 $ — $ — $ 8,460,388
Mutual Funds 76,915,630 — — 76,915,630
Total Investments, at fair value $ 85,376,018 $ — $ — $ 85,376,018
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 10,373,172 $ 705,485 $ (7,510,810) $ (175,646) $ 3,392,201 $ 472,520 $ 336,328 $ —
Voya International Index Portfolio
- Class I
7,618,091 553,666 (5,108,667) (494,160) 2,568,930 187,422 1,874,515 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 1,701,051 (857) — 1,700,194 — — —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
5,022,604 1,134,586 (4,128,080) (334,078) 1,695,032 62,452 157,261 593,089
Voya Short Duration Bond Fund -
Class R6
36,418,699 3,258,521 (28,213,821) 403,847 11,867,246 1,181,073 (60,951) —
Voya U.S. Bond Index Portfolio -
Class I
126,348,884 8,760,063 (108,549,954) 13,438,650 39,997,643 3,405,938 (10,068,794) —
Voya U.S. Stock Index Portfolio -
Class I
50,448,688 9,740,351 (25,522,501) (18,972,154) 15,694,384 23,188 19,801,016 4,753,193
$ 236,230,138 $ 25,853,723 $ (179,034,690) $ (6,133,541) $ 76,915,630 $ 5,332,593 $ 12,039,375 $ 5,346,282
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,116,952
Gross Unrealized Depreciation (63,301)
Net Unrealized Appreciation $ 12,053,651